Note 6 - Assets Held For Sale - Assets and Liabilities Held For Sale (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Current assets held for sale	$ 4,358	$ 5,979
Disposal Group, Held-for-Sale, Not Discontinued Operations [Member]
Property, plant and equipment (net)	4,358	5,979
Current assets held for sale	$ 4,358	$ 5,979